Document and Entity Information	12 Months Ended
Dec. 31, 2018
Document And Entity Information
Entity Registrant Name	Blue Star Foods Corp.
Entity Central Index Key	0001730773
Document Type	S-1/A
Document Period End Date	Dec. 31, 2018
Amendment Flag	true
Amendment Description	Amendment No.1
Entity Filer Category	Non-accelerated Filer
Entity Small Business Flag	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Document Fiscal Year Focus	2018